Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and equipment
Property and equipment, net, consists of the following (in thousands):

	December 31, 2024	December 31, 2023
Construction in progress	$689	$689
Furniture	17	5
Computers and equipment	16	36
Leasehold improvements	50	50

Property and equipment, gross	772	780
Less: Accumulated depreciation	(64)	(58)

Property and equipment, net	$708	$722

Accrued Expenses
Accrued expenses consists of the following (in thousands):

	December 31, 2024	December 31, 2023
Accrued professional service fees	$667	$2,029
Accrued sales and marketing costs	876	1,601
Accrued research and development costs	315	1,546
Accrued tax payable	876	1,452
Accrued litigation expenses	—	500
Accrued others	107	280

Accrued expenses	$2,841	$7,408